Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Schedule of components of intangible assets

	September 30, 2014	December 31, 2013
Proprietary developed software	$294,036	$294,036
Intellectual property, customer list, and acquired contracts	1,044,000	694,000

Total intangible assets	$1,338,036	$988,036
Less: accumulated amortization	(477,529)	(300,156)
	$860,507	$687,880

	December 31, 2013	December 31, 2012	Estimated Useful Lives
Proprietary developed software	$294,036	$294,036	5
Intellectual property, customer list, and acquired contracts	694,000	694,000	5

Total intangible assets	$988,036	$988,036
Less: accumulated amortization	300,156	103,523
	$687,880	$884,513

Schedule of future amortization expense
Amortization
Balance of 2014	$66,901
2015	267,607
2016	267,607
2017	165,059
2018	70,000
2019	23,333

Total	$860,507

Amortization

2014	$197,607
2015	197,607
2016	197,607
2017	95,059

Total	$687,880